OPERATING COSTS BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of cost of sales
Cost of sales

Years ended December 31	2017	2016
	$	$
Cost of inventory	242,998	250,506
Depletion, depreciation and amortization	102,416	75,569
Moratorium (settlement) / export duty accrued (note 13)	(4,303)	1,512
(Recovery) write down of inventory provision (note 7)	(5,710)	3,701
Restructuring costs (1)	109	5,692
	335,510	336,980

(1) During 2017, we recorded restructuring costs of $109,000 (2016 - $5,692,000) as it related to employee termination costs incurred at Pirquitas in conjunction with the cessation of open pit mining in 2017.

b)General and administrative exp

Disclosure of general and administrative expense
General and administrative expenses

Years ended December 31	2017	2016
	$	$
Salaries and benefits	9,029	8,885
Share-based compensation	4,225	7,947
Consulting and professional fees	2,288	1,380
Travel expense	562	552
Rent expense	703	682
Insurance expense	569	658
Computer expenses	789	697
Depreciation and amortization	202	262
Shareholder and investor relations	323	234
Listing and filing fees	251	140
Directors fees and expenses	227	163
Other expenses	1,139	491
	20,307	22,091